STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 26, 2016	Lauren Connolly Direct Dial 212.806.6638 lconnolly@stroock.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Patrick Scott

Re:	Dreyfus Institutional Preferred Money Market Funds (811-8211) Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of Dreyfus Institutional Preferred Money Market Funds (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement"), seeking the approval of shareholders of Dreyfus Institutional Cash Advantage Fund (the "Fund"), a series of Dreyfus Institutional Cash Advantage Funds (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Institutional Preferred Money Market Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Administrative, Hamilton and Participant shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  Shareholders of the Fund will receive a number of shares (or fractions thereof) of the corresponding class of shares of the Acquiring Fund, with holders of Institutional or Investor shares of the Fund receiving Hamilton or Administrative shares of the Acquiring Fund, respectively, equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization.  The Fund and the Acquiring Fund are each an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").
The Acquiring Fund's financial statements for the fiscal year ended March 31, 2016 (the "FY 2016 Financial Statements") currently are being audited and will be included in the Acquiring Fund's Annual Report to shareholders, which is expected to be filed with the Securities and Exchange Commission during the third week in May.  The Registrant intends to file a Pre-Effective Amendment to the Registration Statement to file the consent of the independent registered public accounting firm of the Registrant and the Trust and, in connection with the completion of the audit of the FY 2016 Financial Statements, may make minor changes to the related pro forma financial information.  In addition, the Registrant will file a Post-Effective Amendment to the Registration Statement that will include a copy of the final tax opinion.
The Fund intends to mail the Prospectus/Proxy Statement on or about June 10, 2016 to the Fund's shareholders of record as of the close of business on May 23, 2016.  A special meeting of the Fund's shareholders is scheduled to be held at the Fund's offices on Wednesday, July 20, 2016, to vote on the Agreement and Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about August 26, 2016.
The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994) (the "NAST Factors").  Such determinations were made in consultation with the funds' independent registered public accounting firm and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:
•	Investment Adviser. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund have the same investment adviser—Dreyfus. Dreyfus will continue to serve as investment adviser to the combined fund. Patricia Larkin, the Chief Investment Officer of Money Market Fund Strategies for CIS, a division of Dreyfus, currently serves as primary portfolio manager of the Acquiring Fund and the Fund, and will continue to serve as the combined fund's primary portfolio manager after the Reorganization.
•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are both money market funds and have the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Acquiring Fund, like the Fund, normally invests its assets in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including at least 25% of its assets in domestic or dollar-denominated foreign bank obligations. While the Acquiring Fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less. The Fund purchases securities with the highest credit rating only or the unrated equivalent as determined by Dreyfus. As money market funds, each fund also is subject to the daily and weekly liquidity requirements and the weighted average maturity and life limitations imposed by Rule 2a-7. The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.
•	Expense Structure and Expense Ratios. The Acquiring Fund has agreed to pay Dreyfus a "unitary" management fee at the annual rate of 0.10% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay Dreyfus a management fee at the annual rate of 0.15% of the value of the Fund's average daily net assets. In addition, the Acquiring Fund's share classes are expected to have the same or lower (or slightly lower) total expense ratio as the corresponding class of the Fund's shares (without reflecting the fees waived and/or expenses reimbursed by Dreyfus pursuant to voluntary undertakings to maintain a yield floor for the Acquiring Fund and the Fund and, for the Fund, to waive 0.01% of the management fee for each share class and to limit the total annual expense ratio of Participant shares to 0.50%). The Fund has classified its shares into four classes—Administrative, Institutional, Investor and Participant shares—of beneficial interest. The Acquiring Fund has classified its shares into four classes—Administrative, Institutional, Hamilton and Participant shares—of beneficial interest. There will be no exchange in the Reorganization of Institutional shares of the Acquiring Fund. The Acquiring Fund's expense structure, including its class structure, its unitary management fee and service fees, will be the expense structure of the combined fund after the Reorganization.
•	Asset Size. The funds have differing asset sizes, with the Fund having more assets than the Acquiring Fund. As of March 31, 2016, the Acquiring Fund and the Fund had net assets of approximately $3.7 billion and $17.4 billion, respectively.
•	Portfolio Composition. As both the Fund and the Acquiring Fund are both "prime" money market funds that invest subject to the restrictions in Rule 2a-7 under the Investment Company Act of 1940, as amended, and have the same investment objective and substantially similar investment management policies, their portfolio holdings can be expected to be similar. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.
It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  Dreyfus and the Acquiring Fund's portfolio manager will continue in their roles for the combined fund after the Reorganization.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.  Although the Acquiring Fund has a smaller asset base than the Fund, we do not believe that the asset size difference should outweigh the other NAST Factors that indicate that the Acquiring Fund should be the accounting survivor, including, importantly, that the Acquiring Fund has a unitary management fee structure  In addition, given the minimal nature of the gross and net yields of money market funds over a substantial portion of the 1-, 3-, 5- and 10-year performance history of the funds, and the similarity of the funds' portfolios, it is unlikely that the Fund's larger asset base would have a meaningful effect on the combined fund's performance or accounting history.
The Registrant's Tandy certification is filed herewith.
Please telephone the undersigned at 212.806.6638, or Nicole M. Runyan of this office at 212.806.6443, if you have any questions.
Very truly yours,
/s/ Lauren Connolly
 Lauren Connolly

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
200 Park Avenue
New York, New York  10166

April 26, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Patrick Scott
Re:	Dreyfus Institutional Preferred Money Market Funds (811-8211) Registration Statement on Form N-14
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky Vice President